Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,962	¥ 5,868
Significant unconsolidated VIEs- Total assets	1,452	1,969
Significant unconsolidated VIEs- Maximum exposure to loss	445	538
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,082	2,185
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	573	627
Significant unconsolidated VIEs- Total assets	78	78
Significant unconsolidated VIEs- Maximum exposure to loss	9	5
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	373	374
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,913	2,661
Significant unconsolidated VIEs- Total assets	1,374	1,891
Significant unconsolidated VIEs- Maximum exposure to loss	436	533
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 21	¥ 21